Investments in Equity-Accounted Investees, Associates and Joint Venture - Schedule of Changes in Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Investments [Line Items]
Balance at January 1, 2025	$ 38,312	$ 56,601	$ 56,506
Addition	117,062
Profit distribution	(9,159)	(10,673)	(12,593)
Changes in the equity of investees, Equity	8,500	(10,561)	3,150
Proportionate share of income,	16,897	2,945	9,536
Balance at December 31, 2025	$ 171,612	$ 38,312	56,601
Meat Snack Partners do Brasil Ltda. [Member]
Schedule of Changes in Investments [Line Items]
Participation	50.00%
Balance at January 1, 2025	$ 19,334
Addition
Profit distribution	(7,268)
Changes in the equity of investees, Equity	1,581
Proportionate share of income,	9,654
Balance at December 31, 2025	$ 23,301
JBS Foods Ontario, Inc. [Member]
Schedule of Changes in Investments [Line Items]
Participation	100.00%	100.00%
Balance at January 1, 2025	$ 17,372	$ 15,994	14,512
Addition
Profit distribution
Changes in the equity of investees, Equity	4	(33)	(2)
Proportionate share of income,	1,375	1,411	1,483
Balance at December 31, 2025	$ 18,751	$ 17,372	15,994
Birla Societá Agricola Srl [Member]
Schedule of Changes in Investments [Line Items]
Participation	20.00%	20.00%
Balance at January 1, 2025	$ 1,606	$ 1,685	1,920
Addition
Profit distribution
Changes in the equity of investees, Equity	205	(67)	60
Proportionate share of income,	43	(12)	(296)
Balance at December 31, 2025	$ 1,854	$ 1,606	1,685
Mantiqueira Alimentos [Member]
Schedule of Changes in Investments [Line Items]
Participation	48.50%
Balance at January 1, 2025
Addition	117,062
Profit distribution	(1,891)
Changes in the equity of investees, Equity	6,710
Proportionate share of income,	6,993
Balance at December 31, 2025	$ 128,874
Mantiqueira International B.V. [Membe]
Schedule of Changes in Investments [Line Items]
Participation	48.50%
Balance at January 1, 2025
Addition
Profit distribution
Changes in the equity of investees, Equity
Proportionate share of income,	(1,168)
Balance at December 31, 2025	$ (1,168)
Meat Snacks Partners, LLC [Member]
Schedule of Changes in Investments [Line Items]
Participation	50.00%	50.00%
Balance at January 1, 2025		$ 38,922	40,074
Profit distribution		(10,673)	(12,593)
Changes in the equity of investees, Equity		(10,461)	3,092
Proportionate share of income,		1,546	8,349
Balance at December 31, 2025		$ 19,334	$ 38,922